Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 3,258	$ 3,225
Short-term deposits	581	291
Marketable securities	679
Trade accounts receivable, net	1,970	1,759
Inventories	2,583	1,972
Other current assets	734	581
Total current assets	9,805	7,828
Goodwill	297	313
Other intangible assets, net	405	438
Property, plant and equipment, net	8,201	5,660
Non-current deferred tax assets	602	652
Long-term investments	11	10
Other non-current assets	661	639
Total non-current assets	10,177	7,712
Total assets	19,982	15,540
Current liabilities:
Short-term debt	175	143
Trade accounts payable	2,122	1,582
Other payables and accrued liabilities	1,385	1,101
Dividends payable to stockholders	60	55
Accrued income tax	95	68
Total current liabilities	3,837	2,949
Long-term debt	2,542	2,396
Post-employment benefit obligations	331	442
Long-term deferred tax liabilities	60	64
Other long-term liabilities	454	416
Total non-current liabilities	3,387	3,318
Total liabilities	7,224	6,267
Commitment and contingencies
Parent company stockholders' equity
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 par value, 1,200,000,000 shares authorized, 911,281,920 shares issued, 903,865,763 shares outstanding as of December 31, 2022)	1,157	1,157
Additional paid-in capital	2,631	2,533
Retained earnings	8,713	5,223
Accumulated other comprehensive income	460	496
Treasury stock	(268)	(200)
Total parent company stockholders' equity	12,693	9,209
Noncontrolling interest	65	64
Total equity	12,758	9,273
Total liabilities and equity	$ 19,982	$ 15,540